CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
December 31, 2021

Security Description	Shares	Value
Common Stocks ― 99.6%
Aerospace/Defense ― 3.3%
General Dynamics Corp.	2,300	$479,481
L3Harris Technologies, Inc.	4,085	871,085
Lockheed Martin Corp.	2,482	882,128
Northrop Grumman Corp.	2,438	943,677
Raytheon Technologies Corp.	4,933	424,534
Total Aerospace/Defense		3,600,905

Agriculture ― 1.5%
Altria Group, Inc.	15,839	750,610
Philip Morris International, Inc.	8,908	846,260
Total Agriculture		1,596,870

Apparel ― 0.7%
VF Corp.	10,790	790,044
Total Apparel		790,044

Auto Manufacturers ― 0.8%
Cummins, Inc.	3,921	855,327
Total Auto Manufacturers		855,327

Banks ― 11.0%
Citigroup, Inc.	17,975	1,085,510
Citizens Financial Group, Inc.	18,971	896,380
Comerica, Inc.	11,779	1,024,773
Goldman Sachs Group, Inc./The	2,294	877,570
Huntington Bancshares, Inc./OH	54,036	833,235
JPMorgan Chase & Co.	10,900	1,726,015
KeyCorp	40,605	939,194
M&T Bank Corp.	6,168	947,281
Regions Financial Corp.	39,205	854,669
Truist Financial Corp.	14,092	825,087
US Bancorp	14,207	798,007
Wells Fargo & Co.	26,488	1,270,894
Total Banks		12,078,615

Beverages ― 1.6%
Coca-Cola Co./The	15,048	890,992
Constellation Brands, Inc. - Class A	3,532	886,426
Total Beverages		1,777,418

Biotechnology ― 1.5%
Amgen, Inc.	3,827	860,960
Gilead Sciences, Inc.	10,838	786,947
Total Biotechnology		1,647,907

Chemicals ― 4.0%
CF Industries Holdings, Inc.	16,213	1,147,556
Dow, Inc.	15,819	897,254
Eastman Chemical Co.	7,095	857,857
FMC Corp.	6,860	753,845
LyondellBasell Industries NV - Class A	7,858	724,743
Total Chemicals		4,381,255

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security Description	Shares	Value
Commercial Services ― 2.0%
FleetCor Technologies, Inc.*	3,954	$885,063
Global Payments, Inc.	6,555	886,105
TransUnion	3,855	457,126
Total Commercial Services		2,228,294

Computers ― 1.6%
NetApp, Inc.	9,335	858,726
Western Digital Corp.*	13,566	884,639
Total Computers		1,743,365

Diversified Financial Services ― 4.9%
CBOE Global Markets, Inc.	7,652	997,821
Capital One Financial Corp.	5,937	861,399
Discover Financial Services	7,997	924,133
Raymond James Financial, Inc.	4,443	446,077
Synchrony Financial	19,450	902,285
T Rowe Price Group, Inc.	2,076	408,225
Visa, Inc. - Class A	3,713	804,644
Total Diversified Financial Services		5,344,584

Electric ― 4.7%
Ameren Corp.	10,396	925,348
American Electric Power Co., Inc.	9,528	847,706
Duke Energy Corp.	7,989	838,046
DTE Energy Co.	7,696	919,980
PPL Corp.	28,642	860,980
Southern Co./The	11,620	796,900
Total Electric		5,188,960

Electrical Components & Equipment ― 0.8%
Emerson Electric Co.	9,139	849,653
Total Electrical Components & Equipment		849,653

Entertainment ― 0.7%
Caesars Entertainment, Inc.*	8,589	803,329
Total Entertainment		803,329

Food ― 2.4%
Campbell Soup Co.	7,842	340,813
Hershey Co./The	2,480	479,806
Sysco Corp.	10,869	853,760
Tyson Foods, Inc. - Class A	11,035	961,811
Total Food		2,636,190

Forest Products & Paper ― 0.6%
International Paper Co.	14,372	675,197
Total Forest Products & Paper		675,197

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security Description	Shares	Value
Health Care ― 4.3%
Abbott Laboratories	7,045	$991,513
Boston Scientific Corp.*	20,286	861,749
HCA Healthcare, Inc.	3,728	957,798
Medtronic Plc	11,456	1,185,123
Universal Health Services, Inc. - Class B	5,892	763,957
Total Health Care		4,760,140

Home Builders ― 2.0%
DR Horton, Inc.	7,836	849,814
Lennar Corp. - Class A	4,391	510,058
NVR, Inc.*	147	868,604
Total Home Builders		2,228,476

Insurance ― 3.0%
American International Group, Inc.	16,004	909,988
Fidelity National Financial, Inc.	19,380	1,011,248
MetLife Inc.	6,897	430,994
Prudential Financial, Inc.	8,356	904,453
Total Insurance		3,256,683

Internet ― 4.3%
Alphabet, Inc. - Class A*	591	1,712,151
Booking Holdings, Inc.*	400	959,692
Meta Platforms, Inc. - Class A*	2,695	906,463
Pinterest, Inc. - Class A*	15,717	571,313
Roku, Inc. - Class A*	2,630	600,166
Total Internet		4,749,785

Machinery ― 1.6%
Caterpillar, Inc.	4,267	882,159
Westinghouse Air Brake Technologies Corp.	9,507	875,690
Total Machinery		1,757,849

Miscellaneous Manufacturing― 2.3%
3M Co.	4,180	742,493
Parker-Hannifin Corp.	2,813	894,872
Textron, Inc.	11,945	922,154
Total Miscellaneous Manufacturing		2,559,519

Oil and Gas ― 6.1%
ConocoPhillips	5,864	423,263
Diamondback Energy, Inc.	10,542	1,136,955
EOG Resources, Inc.	9,441	838,644
Exxon Mobil Corp.	14,129	864,553
Marathon Petroleum Corp.	14,463	925,487
Occidental Petroleum Corp.	29,546	856,539
Schlumberger NV	26,677	798,976
Valero Energy Corp.	11,042	829,365
Total Oil and Gas		6,673,782

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security Description	Shares	Value
Pharmaceuticals ― 7.0%
AbbVie, Inc.	7,093	$960,392
Bristol-Myers Squibb Co.	21,991	1,371,139
Cigna Corp.	4,031	925,639
Johnson & Johnson	8,087	1,383,443
Merck & Co., Inc.	17,702	1,356,681
Pfizer, Inc.	28,887	1,705,777
Total Pharmaceuticals		7,703,071

Pipelines ― 0.7%
Kinder Morgan, Inc.	51,944	823,832
Total Pipelines		823,832

Private Equity ― 0.9%
Carlyle Group, Inc./The	17,444	957,676
Total Private Equity		957,676

Real Estate Investment Trusts (REITs) ― 5.3%
Boston Properties, Inc.	3,751	432,040
Douglas Emmett, Inc.	12,621	422,803
Gaming and Leisure Properties, Inc.	6,696	325,827
Healthpeak Properties, Inc.	12,473	450,150
Host Hotels & Resorts, Inc.*	27,440	477,182
Invitation Homes, Inc.	11,901	539,591
Lamar Advertising Co. - Class A	4,180	507,034
National Retail Properties, Inc.	9,395	451,618
Omega Healthcare Investors, Inc.	14,873	440,092
PS Business Parks, Inc.	2,384	439,061
SBA Communications Corp. - Class A	1,200	466,824
Sun Communities, Inc.	2,241	470,543
WP Carey, Inc.	5,052	414,517
Total Real Estate Investment Trusts (REITs)		5,837,282

Retail ― 5.1%
Darden Restaurants, Inc.	5,861	882,901
McDonald's Corp.	3,751	1,005,531
O'Reilly Automotive, Inc.*	1,383	976,716
Starbucks Corp.	7,378	863,005
Ulta Beauty, Inc.*	2,369	976,833
Walgreens Boots Alliance, Inc.	17,711	923,806
Total Retail		5,628,792

Semiconductors ― 3.7%
Broadcom, Inc.	905	602,196
Micron Technology, Inc.	11,211	1,044,306
NXP Semiconductors NV	2,047	466,266
ON Semiconductor Corp.*	16,220	1,101,662
Qorvo, Inc.*	5,489	858,425
Total Semiconductors		4,072,855

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security Description	Shares	Value
Software ― 7.2%
Activision Blizzard, Inc.	14,612	$972,136
Autodesk, Inc.*	2,956	831,198
Cerner Corp.	10,421	967,798
Electronic Arts, Inc.	3,388	446,877
Fidelity National Information Services, Inc.	6,570	717,115
Fiserv, Inc.*	7,862	815,997
Oracle Corp.	7,387	644,220
SS&C Technologies Holdings, Inc.	11,066	907,191
Take-Two Interactive Software, Inc.*	4,593	816,268
VMware, Inc. - Class A*	6,837	792,272
Total Software		7,911,072

Telecommunications ― 1.6%
AT&T, Inc.	35,557	874,702
Cisco Systems, Inc.	14,156	897,066
Total Telecommunications		1,771,768

Transportation ― 2.4%
CSX Corp.	24,343	915,297
FedEx Corp.	2,881	745,142
Norfolk Southern Corp.	3,198	952,076
Total Transportation		2,612,515

Total Common Stocks (Cost ― $97,047,934)		$109,503,010

Short-Term Investment ― 0.3%
First American Government Obligations Fund - Class X - 0.03% (a)	341,035	341,035
Total Short-Term Investment (Cost ― $341,035)		$341,035

Total Investments ― 99.9% (Cost ― $97,388,969)		109,844,045
Other Assets in Excess of Liabilities ― 0.1%		84,342
Total Net Assets ― 100.0%		$109,928,387

PLC - Public Limited Company

* Non-income producing security.
(a) The rate reported is the annualized seven-day yield at period

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$109,503,010	$-	$-	$109,503,010
Short-Term Investment	341,035	-	-	341,035
Total	$109,844,045	$-	$-	$109,844,045

See the Schedule of Investments for further detail of investment classifications.